LEASES	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
LEASES

12.	LEASES
Operating lease assets primarily represents various facilities under non-cancelable operating
leases expiring within one to two years. Lease costs are included in origination and servicing expenses, sales and marketing expenses, general and administrative expenses, and research and development expenses, depending on the use of the underlying asset. Operating lease expenses

(
including fixed lease cost and short-term lease cost
)
were RMB 22,886, RMB 24,255 and RMB 35,738 for the years ended December 31, 2017, 2018 and 2019, respectively.

Total lease expense related to short-term leases was RMB 6,511 for the year ended December 31, 2019.
Supplemental consolidated balance sheet information related to leases was as follows:

As of December 31, 2019
Operating leases:	RMB
Operating leases right-of-use assets	37,215
Current portion of lease liabilities	2,735
Non-current portion of lease liabilities	32,480

Total operating lease liabilities	35,215

Weighted average remaining lease term (in years)	1.2
Weighted average discount rate	4.75%
Supplemental cash flow information related to leases for the year ended December 31, 2019 is as follows:

For the year ended December 31, 2019
RMB
Cash paid for amounts included in measurement of liabilities:
Operating cash flows from operating leases	28,319
Non-cash right-of-use assets in exchange for new lease liabilities:
Operating leases	15,986
Maturities of lease payments by year and in the aggregate, under non-cancellable
operating leases with terms in excess of one year as of December 31,2019 are as follows:

As of December 31, 2019
RMB
2020	33,430
2021	2,746
2022 and thereafter	—
Total lease payment	36,176
Less imputed interest	(961)
Total	35,215
As of December 31, 2018, the undiscounted future minimum lease payments under non-cancellable operating leases prior to the adoption of the lease ASUs were as follows:

As of December 31, 2019
RMB
2019	23,901
2020	22,955
2021	3,826
2022 and thereafter	—
Total	50,682